Retirement Benefits (Schedule of Health Care Cost Trend Rates) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2018	2018